Mineral Property Interests	12 Months Ended
Dec. 31, 2012
Extractive Industries [Abstract]
Mineral Property Interests

NOTE 4 – MINERAL PROPERTY INTERESTS

Bullmoose Gold Mine Property

On October 14, 2008, the Company acquired BML for total consideration of $374,371. BML owns Mineral Lease #2775 plus 4 mineral claims located in the South MacKenzie Mining District, Northwest Territories, Canada.

During the year ended December 31, 2010, the Company filed a lawsuit against HMC related to its interest in BML. The Company has entered into the Settlement Agreement underwhich the Company would rescind its acquisition of BML in exchange for the return of the 120,000 common shares previously issued to HMC and $75,000 of the $85,000 the Company had paid in consideration for the acquisition (Notes 1, 3, 7, 8, 11 and 14).

During the year ended December 31, 2012, the Company has recorded a provision for mineral property write-

down of $78,000 (2011 – $Nil) to a carrying value of $Nil related to the Bullmoose Gold Mine Property (Note 12), as the Company believes that the mineral property has no commercial value.

Valentine Gold Claim

On June 22, 2010, the Company enter into a mineral property option agreement with Mill Bay Ventures Inc. (“Mill Bay”) in which the Company could acquire 100% interest in certain mineral property interest located in Vancouver, British Columbia, Canada (the “Valentine Gold Claim”).

In order to exercise the option agreement and to earn its interest in the Valentine Gold Claim, the Company shall:

i. Issue 100,000 common shares to Mill Bay within 21 business days of approval of the agreement (issued) (Notes 8 and 12);
ii. Issue 30,000 common shares to Mill Bay on the 1st anniversary date of the signing of the agreement;
iii.	Make cash payment of $10,000 on the execution date (paid);
iv. Make $90,000 within 21 business days of approval of the agreement;
v. Incur $25,000 expenditure on or before June 30, 2011;
vi	. Incur $500,000 within one year from July 1, 2011; and
vii.	Incur $750,000 within one year from July 1, 2012.

The Company has given up the interest in the Valentine Gold Claim and has cancelled the 100,000 common shares issued (Notes 8 and 12).

During the year ended December 31, 2011, the Company recorded a write-off of accounts payable of $90,000 related to the Valentine Gold Claim (Notes 5 and 12).